ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2013
Accounts Receivable [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Allowance for doubtful account is as follows:

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Balance at beginning of year	842	2,714	6,752
Additions	1,872	4,038	5,358

Balance at end of year	2,714	6,752	12,110